Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	€ 57.6	€ 70.3	€ 147.4	€ 175.7
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	2.9	(8.8)	7.0	1.8
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(0.1)	2.3	(1.2)	(1.0)
Items not reclassified to the Statement of Profit or Loss	2.8	(6.5)	5.8	0.8
Exchange differences on translation of foreign operations	(9.5)	8.2	(33.3)	20.8
Cash flow hedges	13.4	(29.0)	(17.5)	(15.8)
Taxation (charge)/credit relating to components of other comprehensive income	(5.2)	7.0	4.1	1.8
Items that may be subsequently reclassified to the Statement of Profit or Loss	(1.3)	(13.8)	(46.7)	6.8
Other comprehensive income/(loss) for the period, net of tax	1.5	(20.3)	(40.9)	7.6
Total comprehensive income for the period	€ 59.1	€ 50.0	€ 106.5	€ 183.3